CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEET

	September 30, 2021	September 30, 2020
ASSETS
Current assets
Cash	$245,081	$-
Acquisition deposit	1,000,000	-
Due from subsidiaries and VIEs	10,000,000	-
Prepaid expenses and other current assets	2,600	-
Total current assets	11,247,681	-

Non-current assets
Investment in subsidiaries and VIEs	14,759,203	10,516,277

Total assets	$26,006,884	$10,516,277

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,330,000 and 5,800,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	$833	$580
Additional paid-in capital	15,540,433	5,251,205
Retained earnings	10,243,397	5,652,594
Accumulated other comprehensive income (loss)	222,221	(388,102)
Total Bon Natural Life Limited shareholders’ equity	26,006,884	10,516,277

Total liabilities and Bon Natural Life Limited shareholders’ equity	$26,006,884	$10,516,277

SCHEDULE OF CONDENSED INCOME STATEMENT

	For the Years Ended September 30,
	2021	2020	2019
General and administrative expenses	$(68,722)	$-	$-
Interest income	13	-	-
Equity in earnings of subsidiaries and VIEs	4,659,512	3,026,673	2,573,803

NET INCOME	4,590,803	3,026,673	2,573,803
Foreign currency translation adjustment	610,323	440,141	(281,897)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$5,201,126	$3,466,814	$2,291,906

SCHEDULE OF CONDENSED CASH FLOW STATEMENT

	For the Years Ended September 30,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,590,803	$3,026,673	$2,573,803
Adjustments to reconcile net cash flows from operating activities:		-
Equity in earnings of subsidiaries and VIEs	(4,659,512)	(3,026,673)	(2,573,803)
Stock-based compensation	44,910	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,600)	-	-
Net cash used in operating activities	(26,399)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	(1,000,000)	-	-
Net cash used in investing activities	(1,000,000)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Ordinary Shares	11,271,480	-	-
Cash lent to subsidiaries and VIE	(10,000,000)	-	-
Net cash provided by (used in) financing activities	1,271,480	-	-

CHANGES IN CASH AND RESTRICTED CASH	245,081	-	-

CASH AND RESTRICTED CASH, beginning of period	-	-	-

CASH AND RESTRICTED CASH, end of period	$245,081	$-	$-